Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2019	2018
Cost:
Product and distribution rights	$83,391	$79,921
	83,391	79,921
Accumulated amortization and impairment charges:
Product and distribution rights	74,539	72,829
	74,539	72,829
	$8,852	$7,092

b.	Amortization expenses related to product and distribution rights were $1,580, $1,769 and $2,184 for the years ended March 31, 2019, 2018 and 2017, respectively.
c.	As of March 31, 2019, the estimated amortization expense of product and distribution rights for 2020 to 2024 is as follows: 2020—$1,496; 2021—$1,483; 2022—$1,491; 2023—$1,398; 2024—$601.
d.	The weighted-average amortization period for product rights is approximately 7 years.
e.	During the years ended March 31, 2019 and 2018, the Company did not record any impairment charge.